Related Parties Transactions - Schedule of Amount Due to Related Parties (Details) (Zhongdehuia (SHENZHEN) Education Development Co., Ltd) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Amount due to related parties	$ 491,347		$ 372,585	$ 2,500
Repayment to related parties	107,809
Cash advance from related parties	$ 251,924	23,108	210,017	2,500
Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member]
Amount due to related parties			158,052	620,546
Tutor fee			31,377	4,695
Repayment to related parties			400,798	268,184
Cash advance from related parties			153,528	308,538
Shareholder debts converted to capital contribution			$ 199,040
Hengqing Investment Consultation(SZ) Partnership Business (LP) [Member]
Related party description	Company controlled by Qing Zuo		Company controlled by Qing Zuo	Company controlled by Qing Zuo
Amount due to related parties	$ 104,934		$ 24,052
Repayment to related parties	57,485
Cash advance from related parties	$ 139,290
Hengqing Investment Consultation(SZ) Partnership Business (LP) [Member] | Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member]
Related party description			Company controlled by Qing Zuo	Company controlled by Qing Zuo
Amount due to related parties			$ 24,052
Cash advance from related parties			$ 25,055
Henghui Investment Consultation(SZ) Partnership Business (LP) [Member]
Related party description	Company controlled by Qing Zuo		Company controlled by Qing Zuo	Company controlled by Qing Zuo
Amount due to related parties	$ 59,902		$ 64,008
Repayment to related parties	$ 4,274
Henghui Investment Consultation(SZ) Partnership Business (LP) [Member] | Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member]
Related party description			Company controlled by Qing Zuo	Company controlled by Qing Zuo
Amount due to related parties			$ 64,008
Cash advance from related parties			$ 66,676
Qing Zuo [Member]
Related party description	Majority shareholder of ZDSE and executive chairman until June 27, 2018 and November 28, 2018, respectively. Currently Chairman of the Board of ZDSE since December 20, 2018		Majority shareholder of ZDSE and executive chairman until June 27, 2018 and November 28, 2018, respectively. Currently Chairman of the Board of ZDSE since December 20, 2018	Majority shareholder of ZDSE and executive chairman until June 27, 2018 and November 28, 2018, respectively. Currently Chairman of the Board of ZDSE since December 20, 2018
Amount due to related parties	$ 35,245		$ 33,473
Cash advance from related parties	$ 1,730
Qing Zuo [Member] | Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member]
Related party description			Majority shareholder and executive chairman until June 27, 2018 and November 28, 2018, respectively. Currently Chairman of the Board since December 20, 2018	Majority shareholder and executive chairman until June 27, 2018 and November 28, 2018, respectively. Currently Chairman of the Board since December 20, 2018
Amount due to related parties			$ 33,473	$ 83,409
Tutor fee			13,320	2,726
Repayment to related parties			576	198,622
Cash advance from related parties			5,185	94,672
Shareholder debts converted to capital contribution			$ 51,801
Mengling Zhang [Member]
Related party description	General manager of ZDSE		General manager of ZDSE	General manager of ZDSE
Amount due to related parties			$ 36,519
Repayment to related parties	46,050
Cash advance from related parties	$ 1,730
Mengling Zhang [Member] | Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member]
Related party description			General manager	General manager
Amount due to related parties			$ 36,519	$ 537,137
Tutor fee			18,057	1,969
Repayment to related parties			400,222	69,562
Cash advance from related parties			56,612	213,867
Shareholder debts converted to capital contribution			$ 147,239